Employees and directors (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Directors And Employees [Abstract]
Schedule of Employees and Directors Expenses/(Credits)

Employees and directors expenses/(credits) are as follows (in thousands):

	2020	2021	2022
Wages and salaries	$307,527	$344,587	$379,006
Social security costs	42,972	56,277	66,375
Other pension costs	4,161	6,393	6,803
Share-based payments (equity-settled)	168,347	219,933	290,268
Share-based payments (cash-settled)	28,041	(9,265)	(10,071)
Share-based payments (employment related taxes)	95,245	(14,501)	(35,341)
Total employees and directors expenses	$646,293	$603,424	$697,040